Shareholders' Equity (Details) - Schedule of fair value of employee awards under the 2019 Plan using the Black-Scholes-Merton option	12 Months Ended
Dec. 31, 2021 $ / shares
Minimum [Member]
Valuation assumptions:
Expected term (years)	3 years 3 months
Expected volatility	45.50%
Expected dividend yield	0.00%
Risk-free interest rate	(0.66%)
Minimum [Member] | 2021 LTIP [Member]
Valuation assumptions:
Expected term (years)	3 years 6 months
Expected volatility	57.41%
Expected dividend yield	0.00%
Risk-free interest rate	0.98%
Grant date fair value per option (in Dollars per share)	$ 5.21
Maximum [Member]
Valuation assumptions:
Expected term (years)	4 years 10 months 13 days
Expected volatility	56.90%
Expected dividend yield	0.00%
Risk-free interest rate	0.81%
Maximum [Member] | 2021 LTIP [Member]
Valuation assumptions:
Expected term (years)	3 years 3 months 14 days
Expected volatility	56.40%
Expected dividend yield	0.00%
Risk-free interest rate	0.95%
Grant date fair value per option (in Dollars per share)	$ 3.57